CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ 13,213	$ 34,470	$ 15,554
Profit for the year	18,974	20,381	19,356
Adjustments made to obtain the cash flows from operating activities-	11,208	13,238	8,148
Depreciation and amortization	5,743	5,222	2,973
Impairment losses on other assets (net)	119	370	5
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(9)	(42)	(38)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(6)	(16)	(7)
Income tax expense recognized in consolidated income statement	6,226	6,909	5,458
Income from entities accounted for using the equity method	(178)
Expense recognized with respect to equity-settled share-based payments	84	237	401
Effect of foreign exchange rate changes on Subordinated Additional Tier I Capital Notes	(522)	394	6
Effect of foreign exchange rate changes on cash deposits	(249)	164	(650)
Net (increase)/decrease in operating assets-	(362,106)	(36,074)	(80,396)
Financial assets at fair value through profit or loss	(236,267)	(647)	48,013
Other financial assets at fair value through profit or loss	9,571	27,498	(55,720)
Remeasurement of debt instruments reclassified to financial assets at amortized cost			2,287
Financial assets at fair value through other comprehensive income	(116,184)	(82,536)	(67,730)
Financial assets at amortized cost	(14,653)	18,116	(13,996)
Other operating assets	(4,573)	1,495	6,750
Net increase/(decrease) in operating liabilities-	348,847	44,943	75,238
Financial liabilities at fair value through profit or loss	147,876	(29,046)	(10,846)
Other financial liabilities at fair value through profit or loss	(62,211)	95,460	11,379
Financial liabilities at amortized cost	244,685	(22,630)	69,498
Other operating liabilities	18,497	1,159	5,207
Income tax paid	(3,956)	(8,253)	(7,002)
Dividends received from equity instruments	246	235	210
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(4,734)	(12,002)	(5,349)
Payments-	(4,734)	(12,002)	(7,291)
Tangible assets	(1,663)	(8,766)	(3,307)
Intangible assets	(2,248)	(3,236)	(2,964)
Acquisition of subsidiary			(1,020)
Investments in associated entities	(823)
Proceeds-			1,942
Disposal of tangible assets			3
Sale of Brokerage House			1,175
Sale of Custody business			764
C. CASH FLOWS FROM FINANCING ACTIVITIES:	(2,882)	(12,407)	(13,232)
Payments-	(2,882)	(12,407)	(36,513)
Dividends paid to owners		(10,293)	(11,050)
Paid interests on Subordinated Additional Tier I Capital Notes	(917)	(808)	(804)
Purchase of own shares (treasury shares)	(58)	(218)	(437)
Early settlement of Tier II Subordinated Capital Notes			(24,222)
Principal and interest paid on lease liabilities	(1,907)	(1,088)
Proceeds-			23,281
Issue of Tier II Subordinated Capital Notes			23,281
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	249	(164)	650
E. NET INCREASE/(DECREASE) IN CASH AND BALANCES WITH THE CENTRAL BANK	5,846	9,897	(2,377)
F. CASH AND BALANCES WITH THE CENTRAL BANK AT THE BEGINNING OF YEAR	65,207	55,310	57,687
G. CASH AND BALANCES WITH THE CENTRAL BANK AT THE END OF YEAR	$ 71,053	$ 65,207	$ 55,310